SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of share-based compensation expenses

The following table presents the classification of the Company’s share-based compensation expenses:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Origination and servicing	2,516	10,345	3,167
General and administrative	29,734	80,599	8,870
Research and development	22,820	48,578	10,170
Sales and marketing	12,708	8,060	8,445
Total	67,778	147,582	30,652

Summary of assumptions to estimate fair value of options at date of grant

The following assumptions were applied to estimate the fair value of the options granted in 2016, 2018, 2019 and 2020 at the date of grant:

	October 2018	November 2019	November 2020
Average risk-free rate of interest	3.32%	1.57%-1.69%	0.23%-0.60%
Estimated volatility rate	44.32%	42.86%-45.28%	49.74%-53.91%
Exercise multiples	2.8	2.8	2.8
Dividend yield	0.00%	0.00%	0.00%
Time to maturity	4.5 years	0-3 years	0-3 years
Fair value per underlying ordinary share	RMB 88.13	RMB 53.43	RMB 18.33

Summary of aggregate option activities

The summary of the aggregate option activities and information regarding options outstanding for the years ended as of December 31, 2019 and 2020 is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2019	5,699	3.5	2.51	189,093
Granted	1,583
Exercised	(1,981)
Forfeited	(921)
Options outstanding at December 31, 2020	4,380	3.5	2.63	118,421
Options exercisable at December 31, 2020	2,369	3.5	2.20	56,756
Options vested or expected to be vested at December 31, 2020	4,380	3.5	2.63	118,421